Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 533,000		$ 106,081		$ 1,405,170	$ 0	$ 0
Revenues from contracts with customers	533,000		105,000		1,404,943	0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)	49,000		59,000		691,301	172	91
Cost of sales—affiliate	6,000		0		3,015	0	0
Cost of sales—related party	23,000		10,000		85,429	0	0
Operating and maintenance expense (recovery)	89,000		32,000		242,027	(96)	3,024
Operating and maintenance expense—affiliate					59,319	4,283	2,401
Development expense					596	177	516
Development expense—affiliate					61	0	8
General and administrative expense	2,000		2,000		6,106	5,263	5,551
General and administrative expense—affiliate	5,000		1,000		11,352	2,201	1,173
Depreciation and amortization expense	84,000		22,000		230,780	9,859	892
Impairment expense and loss on disposal of assets					364	20	5,505
Total operating costs and expenses	278,000		131,000		1,330,350	21,879	19,161
Operating and maintenance expense—affiliate	20,000		5,000
Income (loss) from operations	255,000		(25,402)		74,820	(21,879)	(19,161)
Other income (expense)
Interest expense, net of capitalized interest	(99,000)		(12,000)		(278,035)	0	0
Loss on modification or extinguishment of debt					(41,296)	(15,332)	(32,480)
Derivative gain (loss), net	(208,000)		(35,000)		(133,427)	43,105	3,249
Other income (expense)	1,000		1,000		3,642	392	(260)
Total other income (expense)	(306,000)		(46,000)		(449,116)	28,165	(29,491)
Net income (loss)	(51,000)		(71,277)		(374,296)	6,286	(48,652)
LNG [Member]
Revenues
Revenues	343,000		13,000		679,070	0	0
Revenues from contracts with customers	343,000	[1]	12,000	[1]	678,843	0	0
LNG—affiliate [Member]
Revenues
Revenues from contracts with customers	$ 190,000		$ 93,000		$ 726,100	$ 0	$ 0

[1]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. If contractually the customer cannot make up unexercised quantities in future periods, our performance obligation with respect to declined volumes is satisfied, and revenue associated with any unexercised quantities is generally recognized upon notice of customer cancellation